AMERICAN INDEPENDENCE FUNDS TRUST
NESTEGG 2010 FUND
NESTEGG 2020 FUND

NESTEGG 2030 FUND

(The “Funds")

SUPPLEMENT DATED JULY 15, 2010

TO

THE CLASS A, CLASS C AND INSTITUTIONAL CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2010

            Effective as of the close of business on July 15, 2010 the Class C shares of the Funds will be closed.

            Other share classes of the Funds will continue to be made available to all current and eligible prospective investors.

You should read this Supplement in conjunction with the Prospectus and SAI, and retain it for future reference.